Earnings/(Loss) Per Share - Schedule of Basic and Diluted Earnings/(Loss) Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net income (loss) attributable to iQIYI, Inc.	¥ (206,311)	$ (29,502)	¥ 764,059	¥ 1,925,469
Net income/(loss) attributable to ordinary shareholders	(206,311)	(29,502)	764,059	1,925,469
Class A Ordinary Shares
Numerator:
Net income (loss) attributable to iQIYI, Inc.	(113,311)	(16,203)	418,801	1,048,303
Net income/(loss) attributable to ordinary shareholders	(113,311)	(16,203)	418,801	1,048,303
Allocation of net income/(loss) available to iQIYI, Inc.'s ordinary shareholders	(113,311)	(16,203)	422,331	1,067,342
Reallocation of net income/(loss) available to iQIYI, Inc.'s ordinary shareholders as a result of conversion of Class B to Class A shares	(93,000)	(13,299)	341,728	858,127
Numerator used for diluted earnings/(loss) per share	¥ (206,311)	$ (29,502)	¥ 764,059	¥ 1,925,469
Denominator:
Weighted average number of ordinary shares outstanding, basic	3,705,258,164	3,705,258,164	3,688,877,543	3,634,425,531
Weighted average number of ordinary shares outstanding, diluted	6,746,355,442	6,746,355,442	6,799,500,149	6,823,628,066
Conversion of Class B to Class A ordinary shares	3,041,097,278	3,041,097,278	3,041,097,278	3,041,097,278
Share-based awards	0	0	69,525,328	148,105,257
Earnings/(loss) per share-basic | (per share)	¥ (0.03)	$ (0)	¥ 0.11	¥ 0.29
Earnings/(loss) per share-diluted | (per share)	¥ (0.03)	$ (0)	¥ 0.11	¥ 0.28
Class B Ordinary Shares
Numerator:
Net income (loss) attributable to iQIYI, Inc.	¥ (93,000)	$ (13,299)	¥ 345,258	¥ 877,166
Net income/(loss) attributable to ordinary shareholders	(93,000)	(13,299)	345,258	877,166
Allocation of net income/(loss) available to iQIYI, Inc.'s ordinary shareholders	(93,000)	(13,299)	341,728	858,127
Reallocation of net income/(loss) available to iQIYI, Inc.'s ordinary shareholders as a result of conversion of Class B to Class A shares	(0)	0	0	0
Numerator used for diluted earnings/(loss) per share	¥ (93,000)	$ (13,299)	¥ 341,728	¥ 858,127
Denominator:
Weighted average number of ordinary shares outstanding, basic	3,041,097,278	3,041,097,278	3,041,097,278	3,041,097,278
Weighted average number of ordinary shares outstanding, diluted	3,041,097,278	3,041,097,278	3,041,097,278	3,041,097,278
Conversion of Class B to Class A ordinary shares	0	0	0	0
Share-based awards	0	0	0	0
Earnings/(loss) per share-basic | (per share)	¥ (0.03)	$ (0)	¥ 0.11	¥ 0.29
Earnings/(loss) per share-diluted | (per share)	¥ (0.03)	$ (0)	¥ 0.11	¥ 0.28